INCOME TAXES - Reconciliation of Income Tax (Recovery)/Expense (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income/(loss) before income taxes	CAD 3,306,000,000	CAD 837,000,000	CAD (1,106,000,000)
Federal and provincial statutory tax rate (percent)	27.00%	27.00%	26.00%
Expected income tax expense/(recovery)	CAD 893,000,000	CAD 226,000,000	CAD (288,000,000)
U.S. Tax Reform	(804,000,000)	0	0
Foreign income tax rate differentials	(81,000,000)	(196,000,000)	14,000,000
Income from equity investments and non-controlling interests	(64,000,000)	(68,000,000)	(56,000,000)
Income tax differential related to regulated operations	(42,000,000)	81,000,000	159,000,000
Non-taxable portion of capital gains	(42,000,000)	0	0
Asset impairment charges	34,000,000	242,000,000	170,000,000
Non-deductible amounts	4,000,000	46,000,000	0
Tax rate and legislative changes	0	0	34,000,000
Other	13,000,000	21,000,000	1,000,000
Income Tax (Recovery)/Expense	(89,000,000)	352,000,000	34,000,000
Foreign tax rate differential related to asset impairments, amount	CAD 0	CAD 112,000,000	CAD 311,000,000